Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Comprehensive Income Net Of Tax [Abstract]
Gross unrealized holding (loss) gain on securities available for sale, income (taxes) benefit	$ 96	$ 178	$ (43)
Reclassification adjustment for net realized gains on securities available for sale, income taxes	120	264	0
Benefit plans gain (loss), income (taxes) benefit	(91)	88	168
Benefit plan amortization, income (taxes) benefit	$ (38)	$ 27	$ 13